Government Grants (Details)	Sep. 02, 2020 CAD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2025	Dec. 31, 2024 USD ($)
Government Grants
Total contribution		$ 14,925,373
Repayment duration of government grant	25 years
Repayment multiplier for government assistance	1.75
Annual repayment rate for government assistance based on revenue			3.00%
Repayment accrual		$ 0		$ 10,274
Government Assistance, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accounts Payable and Accrued Liabilities, Current		Accounts Payable and Accrued Liabilities, Current
Maximum
Government Grants
Total contribution	$ 20,000,000